RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 2 – RELATED PARTY TRANSACTIONS

Consulting Agreements

Effective May 1, 2009, the Company has informal arrangements with two individuals, one of whom is an officer and is also director of the Company, pursuant to which such individuals serve as support staff for the functioning of the home office and all related corporate activities and projects. Effective June 1, 2010, the Company amended the aggregate monthly payments with these two individuals under the arrangements to $16,667. Effective August 1, 2013, the monthly compensation was increased to $21,667. There are no written agreements with these individuals. Total administrative consulting fees expensed under these informal agreements for the fiscal years ended September 30, 2015 and 2014 was $260,000. Accrued and unpaid compensation under these arrangements of $93,975 was recorded in accrued compensation – related parties at September 30, 2015.

 In January 2012, the Company retained Management Resource Initiatives, Inc. (“MRI”), a company controlled by the Chief Financial Officer and a Director of the Company, for services with a monthly consulting fee of $10,000, which monthly fee was increased to $15,000 effective August 1, 2013. Total consulting fees expensed to MRI for the fiscal years ended September 30, 2015 and 2014 was $180,000. MRI had accrued and unpaid compensation of $135,000 recorded in accrued compensation – related parties at September 30, 2015.

On February 4, 2015, the Company signed a note payable to MRI for $30,000 at 18% interest per annum and due February 4, 2016. The note provides an incentive for the issuance of 200,000 shares of restricted common stock of the Company for the loan. See Note 6.

In September 2015, the Company issued 849,805 common shares to the controller of the Company as payment of accrued compensation of $53,534. The fair value of the stock was $53,534.

RELATED PARTY TRANSACTIONS.

NOTE 2 – RELATED PARTY TRANSACTIONS

Consulting Agreements

Effective May 1, 2009, El Capitan has informal arrangements with two individuals, one of whom is an officer and is also director of El Capitan, pursuant to which such individuals serve as support staff for the functioning of the home office and all related corporate activities and projects. Effective June 1, 2010, El Capitan amended the aggregate monthly payments with these two individuals under the arrangements to $16,667. Effective August 1, 2013, the monthly compensation was increased to $21,667. There are no written agreements with these individuals. Total administrative consulting fees expensed under these informal agreements for the three months ended December 31, 2015 and 2014 was $65,000. Accrued and unpaid compensation under these arrangements of $50,000 was recorded in accrued compensation – related parties at September 30, 2015. During the three months ended December 31, 2015, the Company issued 1,663,186 common shares to the president of the Company as payment of accrued compensation of $108,975. The fair value of the stock was $102,849 and the Company recorded a gain on the debt conversion of $6,126.

In January 2012, the Company retained Management Resource Initiatives, Inc., a company controlled by the Chief Financial Officer and a Director of the Company, for services with a monthly consulting fee of $10,000, which monthly fee was increased to $15,000 effective August 1, 2013. Total consulting fees expensed to Management Resource Initiatives, Inc. for the three months ended December, 2015 and 2014 was $45,000. MRI had accrued and unpaid compensation of $180,000 recorded in accrued compensation – related parties at December 31, 2015.

On February 4, 2015, the Company signed a note payable with Management Resource Initiatives, Inc. for $30,000 at 18% interest per annum and due February 4, 2016. The Company issued 200,000 shares of restricted common stock of the Company to Management Resource Initiatives, Inc. as incentive for the loan (see Note 5).